Description of Organization and Business Operations (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Oct. 01, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash and cash equivalents	$ 389.7	$ 334.7
Amount of investment	$ 237.9	$ 297.3
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Net of transaction costs and expenses			$ 516.5
Gross proceeds	$ 140.8
Proceeds to be collected	$ 16.3